KraneShares Trust

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

August 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus dated August 1, 2015 with respect to each of the KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares New China ETF, KraneShares China Urbanization ETF, KraneShares China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF, and MPS Thomson Reuters Venture Capital Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 99 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 28, 2015 (the “Amendment”);

2.	The form of Statement of Additional Information dated August 1, 2015 with respect to each of the KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares New China ETF, KraneShares China Urbanization ETF, KraneShares China Internet ETF, KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, MPS Thomson Reuters Venture Capital Fund, and KraneShares E Fund China Commercial Paper Hedged ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer